FEDERAL INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FEDERAL INCOME TAX
Schedule of income tax expense
	2022	2021
Net operating loss carryforwards	$1,724,310	$1,611,310
Temporary differences	-	(8,000)
Permanent differences	(22,000)	6,000
Valuation allowance	(1,702,310)	(1,609,310)

	2021	2020
Net operating loss carryforwards	$1,684,310	$1,613,310
Temporary differences	(4,000)	9,000
Permanent differences	(81,000)	(103,000)
Valuation allowance	(1,599,310)	(1,519,310)

Schedule of deferred tax assets reconciliation
	2022	2021
Federal tax statutory rate	20.9%	19.2%
Temporary differences	0.0%	76.8%
Permanent differences	-11.5%	-57.6%
Valuation allowance	-9.4%	-38.4%
Effective rate	0.0%	0.0%

	2021	2020
Federal tax statutory rate	20.9%	20.9%
Temporary differences	-1.2%	1.9%
Permanent differences	-23.9%	-21.6%
Valuation allowance	4.1%	-1.3%
Effective rate	0.0%	0.0%